Note 2 - Summary of Significant Accounting Policies - Company's consolidated subsidiary and entity (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
CASA Montalvo Holdings, Inc. [Member]
Name of consolidated subsidiary or entity	CASA Montalvo Holdings, Inc.	CASA Montalvo Holdings, Inc.
State or other jurisdiction of incorporation or organization	California	The State of California
Date of incorporation or formation (date of acquisition, if applicable)	April 4, 2011	April 4, 2011
Attributable interest	100.00%	100.00%
Montalvo Imports LLC [Member]
Name of consolidated subsidiary or entity	Montalvo Imports LLC	Montalvo Imports LLC
State or other jurisdiction of incorporation or organization	Delaware	The State of Delaware
Date of incorporation or formation (date of acquisition, if applicable)	August 9, 2012	August 9, 2012
Attributable interest	100.00%	100.00%